Financial Instruments and Related Disclosures - Summary of Financial Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total financial assets	£ 15,632	£ 14,085
Total financial liabilities	(47,414)	(49,407)
Net financial assets and financial liabilities	(31,782)	(35,322)
Total financial assets fair value		14,085
Total financial liabilities fair value	(52,665)	(53,322)
Net financial assets and financial liabilities	(37,033)	(39,237)
Other investments [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	2,939	1,781
Total financial assets fair value	2,939	1,781
Other investments [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	121	56
Total financial assets fair value		56
Trade and other receivable [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	1,942	1,665
Total financial assets fair value		1,665
Trade and other receivable [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	3,990	4,533
Total financial assets fair value	3,990	4,533
Trade and other receivable [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	46	44
Total financial assets fair value		44
Liquid Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	78	79
Total financial assets fair value	78	79
Cash and cash equivalents [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	3,000	3,072
Total financial assets fair value	3,000	3,072
Cash and cash equivalents [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	3,292	2,142
Total financial assets fair value	3,292	2,142
Other items in Assets held for sale [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets		69
Total financial assets fair value		69
Derivatives designated and effective as hedging instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	89	167
Total financial liabilities	(31)	(48)
Total financial assets fair value	89	167
Total financial liabilities fair value	(31)	(48)
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	68	357
Total financial assets fair value	68	357
Held for trading derivatives that are not in a designated and effective hedging relationship [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(200)	(141)
Total financial liabilities fair value	(200)	(141)
Other Noncurrent Assets [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	37	76
Total financial assets fair value		76
Other Noncurrent Assets [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets	30	44
Total financial assets fair value		44
Contingent Consideration Liabilities [member] | Financial Liabilities at Fair Value Through Profit or Loss, Category [member] | Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(5,869)	(5,479)
Total financial liabilities fair value		(5,479)
Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(31,284)	(33,173)
Borrowings excluding obligations under finance leases:	(26,033)	(29,258)
Financial Liabilities at Amortised Cost, Category [member] | Trade and other payable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(14,977)	(14,177)
Total financial liabilities fair value		(14,177)
Financial Liabilities at Amortised Cost, Category [member] | Other provisions [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(232)	(94)
Total financial liabilities fair value		(94)
Financial Liabilities at Amortised Cost, Category [member] | Other non current liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities	(72)	(84)
Total financial liabilities fair value		(84)
Financial Liabilities at Amortised Cost, Category [member] | Other items in Assets held for sale [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities		(126)
Total financial liabilities fair value		(126)
Bonds In A Designated Hedging Relationship [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases:	0	(8,636)
Bonds In A Designated Hedging Relationship [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(8,171)	(9,085)
Borrowings excluding obligations under finance leases:	(7,681)	(8,636)
Other Bonds [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(21,966)	(19,048)
Borrowings excluding obligations under finance leases:	(17,205)	(15,582)
Bank Loans and Overdrafts [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(1,110)	(416)
Borrowings excluding obligations under finance leases:	(1,110)	(416)
Commercial paper [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(17)	(3,586)
Borrowings excluding obligations under finance leases:	(17)	(3,586)
Other Borrowing [member] | Financial Liabilities at Amortised Cost, Category [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings excluding obligations under finance leases	(20)	(1,038)
Borrowings excluding obligations under finance leases:	£ (20)	£ (1,038)